Financial and capital risks management (Cash flow interest rate risk) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
50 basis points higher of interest rates on borrowings [member] | RMB
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ 812	¥ 746
50 basis points higher of interest rates on borrowings [member] | US$
Financial and capital risks management [line items]
Interest expense for the year higher/lower	48	57
50 basis points lower of interest rates on borrowings [member] | RMB
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(746)	(786)
50 basis points lower of interest rates on borrowings [member] | US$
Financial and capital risks management [line items]
Interest expense for the year higher/lower	(57)	(54)
100 basis points higher of interest rates on borrowings [member] | S$
Financial and capital risks management [line items]
Interest expense for the year higher/lower	70	79
100 basis points lower of interest rates on borrowings [member] | S$
Financial and capital risks management [line items]
Interest expense for the year higher/lower	¥ (79)	¥ (74)